SUMMARY OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 4,812	$ 4,836	$ 4,479
Licenses	777	777	777
Software	98	98	117
Total intangibles	5,687	5,711	5,373
Accumulated amortization	(2,467)	(2,357)	(2,112)
Intangible assets	$ 3,220	$ 3,354	$ 3,261